Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales to related parties	$ 3,950	$ 4,212
Purchases of goods, related party transactions	$ 877	$ 1,056